Investment Strategy	Dec. 23, 2025
Leatherback Long/Short Absolute Return ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by purchasing long positions in securities believed to be undervalued and taking short positions in securities expected to decline in price. The Fund will generally have net exposure of 0-80% long.

Investment decisions for the Fund are made by Leatherback Asset Management, LLC (“Leatherback” or the “Sub-Adviser”), the Fund’s sub-adviser. Leatherback identifies securities to purchase long for the Fund primarily through quantitative and fundamental analyses of U.S.-listed large-, mid-, or small-capitalization companies. Leatherback typically looks to purchase securities of companies with high margins and a high return on invested capital that operate in industries Leatherback expects to outperform the broader market over a several year period. As part of its analysis, Leatherback considers whether a security is expected to pay a dividend and the ability of the issuer to grow that dividend over time, although the Fund may own securities that do not pay any dividends. The Fund may also invest in companies with unique opportunities such as having been spun-off from a larger company or having emerged from bankruptcy, or in securities that Leatherback believes are mispriced based on the security’s place in a company’s capital structure.

The Fund’s long positions are generally expected to be comprised of equity securities or depositary receipts, although long positions may also include investment-grade corporate bonds and convertible bonds. The Fund’s equity securities may include common stocks, preferred stocks, real estate investment trusts (“REITs”), and closed-end funds.

Leatherback seeks to identify short positions for the Fund based on identifying idiosyncratic ideas that suggest a security’s price will decline. For example, Leatherback may look for financial or accounting anomalies in a company’s financial statements, may seek to identify short-term fads leading to overvalued securities, or look for companies with a poor governance record. Securities that the Fund sells short are generally expected to have lower margins and be in industries facing significant challenges for growth. The Fund may also sell short equity securities or other ETFs that are sector-, market capitalization-, or geography-focused, or those that target specific drivers of return or risk, such as momentum, low volatility or value (sometimes referred to as “factor-based ETFs”), to take advantage of headwinds perceived by Leatherback for those investments.

A short sale is a transaction in which the Fund sells a security it does not own, typically in anticipation of a decline in the market price of that security. To effect a short sale, the Fund arranges through a broker to borrow the security it does not own to be delivered to a buyer of such security. In borrowing the security to be delivered to the buyer, the Fund will become obligated to replace the security borrowed at the time of replacement, regardless of the market price at that time. A short sale results in a gain when the price of the securities sold short declines between the date of the short sale and the date on which a security is purchased to replace the borrowed security. Conversely, a short sale will result in a loss if the price of the security sold short increases. When the Fund makes a short sale, the broker effecting the short sale typically holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position.

In addition to the strategies described above, the Fund may also purchase put options on equity securities or ETFs.

The Fund is considered to be non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Leatherback Long/Short Alternative Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by purchasing long positions in securities believed to provide sustainable shareholder yield (defined as dividends plus buybacks plus debt paydowns) and taking short positions in securities expected to decline in price. The Fund will generally have net exposure of 75% - 110% long.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in income producing securities that are an alternative to traditional debt instruments (“Alternative Yield Investments”). Alternative Yield Investments are investments, other than traditional debt instruments (e.g., bonds), that generate interest and dividend income.

Investment decisions for the Fund are made by Leatherback Asset Management, LLC (“Leatherback” or the “Sub-Adviser”), the Fund’s sub-adviser. Leatherback identifies securities to purchase long for the Fund through quantitative and fundamental analyses of U.S.-listed large-, mid-, or small-capitalization companies. Leatherback typically looks to purchase securities of companies with high shareholder yield. As part of its analysis, Leatherback considers whether a security is expected to pay a dividend and the ability of the issuer to grow that dividend over time, although the Fund may own securities that do not pay any dividends.

The Fund’s long positions are generally expected to be comprised of equity securities or depositary receipts, although long positions may also include investment-grade corporate bonds and convertible bonds. The Fund’s equity securities may include common stocks, preferred stocks, other ETFs, closed-end funds, business development companies (“BDCs”), master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), and publicly traded companies that are formed to own operating assets that produce defined cash flows (“YieldCos”).

The Fund may write (sell) covered calls up to 100% of the value of the Fund’s individual equity security or an index when Leatherback believes call premiums are attractive relative to the price of the underlying security or index.

Leatherback seeks to identify short positions for the Fund based on identifying idiosyncratic ideas that suggest a security’s price will decline. For example, Leatherback may look for financial or accounting anomalies in a company’s financial statements, may seek to identify short-term fads leading to overvalued securities, or look for companies with a poor governance record. Securities that the Fund sells short are generally expected to have lower margins and be in industries facing significant challenges for growth. The Fund may also sell short equity securities or other ETFs that are sector-, market capitalization-, or geography-focused or factor-based to take advantage of headwinds perceived by Leatherback for those investments.

A short sale is a transaction in which the Fund sells a security it does not own, typically in anticipation of a decline in the market price of that security. To effect a short sale, the Fund arranges through a broker to borrow the security it does not own to be delivered to a buyer of such security. In borrowing the security to be delivered to the buyer, the Fund will become obligated to replace the security borrowed at the time of replacement, regardless of the market price at that time. A short sale results in a gain when the price of the securities sold short declines between the date of the short sale and the date on which a security is purchased to replace the borrowed security. Conversely, a short sale will result in a loss if the price of the security sold short increases. When the Fund makes a short sale, the broker effecting the short sale typically holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position.

In addition to the strategies described above, the Fund may also purchase put options on equity securities or ETFs.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in income producing securities that are an alternative to traditional debt instruments (“Alternative Yield Investments”).